TAXATION (Details - Deferred taxes) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax loss carried forward	$ 0	$ 0
Allowance for doubtful receivables	0	0
Total deferred tax assets	0	0
Total deferred tax assets, net	0	0
Deferred tax liabilities
Property and equipment, difference in depreciation	0	0
Deferred tax liabilities, net	$ 0	$ 0